Supplement dated February 4, 2009 to the Combined Institutional Class Prospectus dated August 31, 2008

The following replaces the information contained in the Prospectus.

For each of the MTB Funds beginning on page 5 of the Combined Institutional Class Prospectus, the table in the section entitled “Example” pertaining to the 1 year, 3 years, 5 years and 10 years is replaced with the following:

MTB MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Class S Shares	$101	$315	$547	$1,213
Institutional I Shares	$76	$237	$412	$919
Institutional II Shares	$76	$237	$412	$919

MTB NEW YORK TAX-FREE MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$82	$256	$444	$990

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$106	$331	$574	$1,271
Institutional II Shares	$106	$331	$574	$1,271

MTB PRIME MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Corporate	$99	$309	$536	$1,189

MTB TAX-FREE MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$84	$262	$456	$1,015
Institutional II Shares	$84	$262	$456	$1,015

MTB U.S. GOVERNMENT MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$75	$234	$407	$908
Institutional II Shares	$75	$234	$407	$908

MTB U.S. TREASURY MONEY MARKET FUND

	1 Year	3 Years	5 Years	10 Years
Class S Shares	$103	$321	$557	$1,234
Institutional I Shares	$78	$243	$423	$944
Institutional II Shares	$78	$243	$423	$944

MTB INCOME FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$106	$331	$574	$1,271

MTB INTERMEDIATE-TERM BOND FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$113	$353	$612	$1,353

MTB NEW YORK MUNICIPAL BOND FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$118	$368	$637	$1,408

MTB PENNSYLVANIA MUNICIPAL BOND FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$115	$359	$622	$1,374

MTB SHORT DURATION GOVERNMENT BOND FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$103	$321	$557	$1,234

MTB SHORT-TERM CORPORATE BOND FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$126	$393	$680	$1,500

MTB U.S. GOVERNMENT BOND FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$116	$362	$627	$1,384

MTB BALANCED FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$173	$536	$923	$2,008

MTB EQUITY INCOME FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$137	$427	$739	$1,623

MTB EQUITY INDEX FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$69	$217	$378	$846

MTB INTERNATIONAL EQUITY FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$150	$465	$803	$1,757

MTB LARGE CAP GROWTH FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$142	$441	$761	$1,669

MTB LARGE CAP STOCK FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$135	$421	$728	$1,600

MTB LARGE CAP VALUE FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$117	$365	$632	$1,398

MTB MID CAP GROWTH FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$145	$450	$777	$1,703

MTB MID CAP STOCK FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$142	$441	$761	$1,669

MTB MULTI CAP GROWTH FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$172	$532	$917	$1,997

MTB SMALL CAP GROWTH FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$140	$437	$755	$1,657

MTB SMALL CAP STOCK FUND

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$140	$437	$755	$1,657

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